Note 9 - Basic and Diluted Net Income Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Number of Shares Outstanding, Basic, Total (in shares)	3,899,431	3,875,693
Weighted Average Number of Shares Outstanding, Basic, Total (in shares)	3,899,431	3,875,693
Weighted Average Number of Shares Outstanding, Diluted, Total (in shares)	3,933,071	3,877,853